Debt - Summarized Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Senior Secured Term Loan Facility	$ 291.8	$ 294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.4	0.5
Unamortized original issue discount	(0.7)	(0.9)
Total	691.8	693.9
Less:
Current maturities	3.2	3.2
Long-term debt	$ 688.6	$ 690.7